Income tax (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Income Tax
Income tax expenses	$ 0.9	$ 1.2	$ 2.1	$ 2.7
Current income tax expense	0.1	0.2	0.4	0.5
Deferred income tax expense	$ 0.8	$ 1.0	$ 1.7	$ 2.2